(Earnings) loss per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net loss (earnings)	$ 17,213	$ (24,908)	$ 16,790
Weighted average basic number of shares outstanding	144,184,481	139,470,950	119,701,040
Basic earnings (loss) per share	$ 0.12	$ (0.18)	$ 0.14
Weighted average diluted number of shares outstanding	144,184,481	139,481,236	119,701,040
Diluted earnings (loss) per share	$ 0.12	$ (0.18)	$ 0.14